Dividends (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Dividends

	2017	2016	2015
	RMB	RMB	RMB
Interim dividends attributable to owners of the Company for 2017(a)	12,676	—	—
Proposed final dividends attributable to owners of the Company for 2017(b)	11,117	—	—
Interim dividends attributable to owners of the Company for 2016(c)	—	3,899	—
Final dividends attributable to owners of the Company for 2016(d)	—	6,957	—
Interim dividends attributable to owners of the Company for 2015(e)	—	—	11,433
Final dividends attributable to owners of the Company for 2015(f)	—	—	4,550

	23,793	10,856	15,983

(a)	Interim dividends attributable to owners of the Company in respect of 2017 of RMB 0.06926 yuan per share amounting to a total of RMB 12,676 were paid on September 15, 2017 (A shares) and October 27, 2017 (H shares).
(b)	At the 1st meeting of the Board in 2018, the Board of Directors proposed final dividends attributable to owners of the Company in respect of 2017 of RMB 0.06074 yuan per share amounting to a total of RMB 11,117. These consolidated financial statements do not reflect this dividend payable as the final dividends were proposed after the reporting period and will be accounted for in equity as an appropriation of retained earnings for the year ended December 31, 2018 when approved at the forthcoming Annual General Meeting.
(c)	Interim dividends attributable to owners of the Company in respect of 2016 of RMB 0.02131 yuan per share amounting to a total of RMB 3,899 were paid on September 21, 2016 (A shares) and October 28, 2016 (H shares).
(d)	Final dividends attributable to owners of the Company in respect of 2016 of RMB 0.03801 yuan per share amounting to a total of RMB 6,957 were paid on June 22, 2017 (A shares) and July 27, 2017 (H shares).
(e)	Interim dividends attributable to owners of the Company in respect of 2015 of RMB 0.06247 yuan per share amounting to a total of RMB 11,433 were paid on September 18, 2015 (A shares) and October 27, 2015 (H shares).
(f)	Final dividends attributable to owners of the Company in respect of 2015 of RMB 0.02486 yuan per share amounting to a total of RMB 4,550 were paid on June 8, 2016 (A shares) and July 14, 2016 (H shares).